UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21061

                AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 James M. Allwin
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                    DATE OF FISCAL YEAR END: JANUARY 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS


AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC


Quarterly Report (unaudited)

April 30, 2005

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC

                             Schedule of Investments

                                 April 30, 2005
                                   (unaudited)

                                                                                               % OF MEMBERS'
PORTFOLIO FUND NAME                                            COST             VALUE              CAPITAL
--------------------------------------------------------------------------------------------------------------

AQR Global Arbitrage Offshore Fund (USD), Ltd.         $    27,726,549  $     27,899,180            11.01%
Davidson Kempner Partners                                   25,000,000        25,714,656            10.15
FFIP, L.P.                                                  14,630,000        16,462,637             6.50
Ishin Fund, LLC                                             13,000,000        11,566,232             4.57
Pentangle Partners, L.P.                                    16,000,000        16,319,853             6.44
Pequot Credit Opportunities Fund, L.P.                      15,000,000        15,009,533             5.93
Perry Partners, L.P.                                        26,600,000        32,093,151            12.67
Satellite Fund II, L.P.                                     25,850,000        27,409,079            10.82
South Hill Trading Corp.                                    15,000,000        15,668,158             6.19
Sowood Alpha Fund, L.P.                                     42,000,000        41,894,021            16.54
Standard Pacific Credit Opportunities Fund, L.P.            20,000,000        20,846,587             8.23
                                                       -------------------------------------------------------
    Total                                              $   240,806,549  $    250,883,087            99.05%
                                                       =======================================================



The aggregate cost of investments for tax purposes was $240,806,549. Net unrealized appreciation on investments for tax purposes was $10,076,538 consisting of $11,616,285 of gross unrealized appreciation and $1,539,747 of gross unrealized depreciation.

Percentages are based on Members' Capital of $253,286,829. The investments in portfolio funds shown above, representing 99.05% of Members' Capital, have been fair valued.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            Aetos Capital Distressed Investment Strategies Fund, LLC

                             Schedule of Investments

                                 April 30, 2005
                                   (unaudited)

                                                                                               % OF MEMBERS'
PORTFOLIO FUND NAME                                            COST             VALUE             CAPITAL
--------------------------------------------------------------------------------------------------------------

King Street Capital, L.P.                              $     7,050,000  $      8,092,326            17.46%
Satellite Credit Opportunities Fund, Ltd.                    8,750,000         9,937,803            21.44
Silver Point Capital Fund, L.P.                             11,100,000        13,418,601            28.96
Watershed Capital Partners, L.P.                            11,050,000        11,859,275            25.59
                                                       -------------------------------------------------------
    Total                                              $    37,950,000  $     43,308,005            93.45%
                                                       =======================================================



The aggregate cost of investments for tax purposes was $37,950,000. Net unrealized appreciation on investments for tax purposes was $5,358,005 consisting of $5,358,005 of gross unrealized appreciation and $0 of gross unrealized depreciation.

Percentages are based on Members' Capital of $46,341,791. The investments in portfolio funds shown above, representing 93.45% of Members' Capital, have been fair valued.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                  Aetos Capital Long/Short Strategies Fund, LLC

                             Schedule of Investments

                                 April 30, 2005
                                   (unaudited)

                                                                                               % OF MEMBERS'
PORTFOLIO FUND NAME                                            COST             VALUE              CAPITAL
--------------------------------------------------------------------------------------------------------------

Bay Pond Partners, L.P.                                $    27,000,000  $     33,582,376            10.05%
Bay Resource Partners, L.P.                                 20,000,000        22,882,508             6.85
Cadmus Capital Partners (QP), L.P.                          21,000,000        23,197,347             6.94
Cantillion Pacific, L.P.                                    10,000,000        10,949,238             3.28
Cantillion U.S. Low Volatility, L.P.                        12,000,000        13,096,608             3.92
Cavalry Technology, L.P.                                    38,750,000        33,860,649            10.13
The Elkhorn Fund, LLC                                       15,000,000        15,751,029             4.71
Fine Partners I, L.P.                                       17,500,000        18,266,674             5.46
Hygrove Capital Fund (QP), L.P.                             15,000,000        15,339,709             4.59
Icarus Qualified Partners, L.P.                             10,500,000        11,018,835             3.30
JL Partners, L.P.                                           49,820,000        55,664,193            16.65
North River Partners, L.P.                                  21,650,000        22,572,607             6.75
Standard Global Equity Partners SA, L.P.                    38,700,000        41,698,008            12.48
Viking Global Equities, L.P.                                10,000,000        10,588,814             3.17
                                                       -------------------------------------------------------
    Total                                              $   306,920,000  $    328,468,595            98.28%
                                                       =======================================================


The aggregate cost of investments for tax purposes was $306,920,000. Net unrealized appreciation on investments for tax purposes was $21,548,595 consisting of $26,437,946 of gross unrealized appreciation and $4,889,351 of gross unrealized depreciation.

Percentages are based on Members' Capital of $334,217,509. The investments in portfolio funds shown above, representing 98.28% of Members' Capital, have been fair valued.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                Aetos Capital Market Neutral Strategies Fund, LLC

                             Schedule of Investments

                                 April 30, 2005
                                   (unaudited)

                                                                                               % OF MEMBERS'
PORTFOLIO FUND NAME                                            COST             VALUE             CAPITAL
--------------------------------------------------------------------------------------------------------------

AQR Absolute Return Institutional Fund, L.P.           $    14,900,000  $     15,006,587            17.54%
Bravura 99 Fund, L.P.                                        8,682,132         9,414,719            11.01
Cantillion U.S. Low Volatility, L.P.                        27,500,000        29,392,695            34.37
GMO Market Neutral Fund (Onshore)                            6,384,310         6,465,460             7.56
GMO Mean Reversion Fund                                     16,000,000        18,124,437            21.19
                                                       -------------------------------------------------------
    Total                                              $    73,466,442  $     78,403,898            91.67%
                                                       =======================================================



The aggregate cost of investments for tax purposes was $73,466,442. Net unrealized appreciation on investments for tax purposes was $4,937,456 consisting of $4,937,456 of gross unrealized appreciation and $0 of gross unrealized depreciation.

Percentages are based on Members' Capital of $85,527,453. The investments in portfolio funds shown above, representing 91.67% of Members' Capital, have been fair valued.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Aetos Capital Multi-Strategy
                                            Arbitrage Fund, LLC


By (Signature and Title)*                   /s/ Michael F. Klein
                                            --------------------------
                                            Michael F. Klein, President

Date: June 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Michael F. Klein
                                            ---------------------------
                                            Michael F. Klein, President

Date:  June 21, 2005

By (Signature and Title)*                   /s/ Scott D. Sawyer
                                            --------------------------
                                            Scott D. Sawyer, Treasurer

Date: June 21, 2005

* Print the name and title of each signing officer under his or her signature.